Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:
Equipment	$433,271	$594,740
Computers	1,825	34,087
Office furniture	10,362	27,961
Leasehold improvements	23,461	23,461

	468,919	680,249

Accumulated depreciation:	324,054	431,933

Property and equipment, net	$144,865	$248,316

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 were $63,095, $73,714 and $149,307, respectively.